Equity (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 1,112,007	R$ 4,952,573	R$ 3,904,202
Weighted average of shares	2,736,553,750	2,736,553,750	2,736,553,750
Continuing Operations 1 [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 1,112,007	R$ 3,767,197	R$ 3,823,981
Weighted average of shares	2,736,553,750	2,736,553,750	2,736,553,750
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings		R$ 1,185,376	R$ 80,221
Weighted average of shares		2,736,553,750	2,736,553,750
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 409,399	R$ 1,899,620	R$ 1,975,751
Weighted average of shares	1,054,090,460	1,176,755,935	1,450,310,800
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.38839	R$ 1.61429	R$ 1.36229
Ordinary shares [member] | Continuing Operations 1 [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 409,399	R$ 1,417,379	R$ 1,935,144
Weighted average of shares	1,054,090,460	1,176,755,935	1,450,310,800
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.38839	R$ 1.20448	R$ 1.33430
Ordinary shares [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings		R$ 482,241	R$ 40,607
Weighted average of shares		1,176,755,935	1,450,310,800
Basic and diluted earnings per share attributable to shareholders of parent company		R$ 0.40981	R$ 0.02800
Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 1,575	R$ 5,908	R$ 5,883
Weighted average of shares	3,128,000	3,171,194	3,268,067
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.50343	R$ 1.86252	R$ 1.80062
Class A Preferred Shares [Member] | Continuing Operations 1 [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 1,575	R$ 4,478	R$ 5,783
Weighted average of shares	3,128,000	3,171,194	3,268,067
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.50343	R$ 1.41173	R$ 1.76982
Class A Preferred Shares [Member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings		R$ 1,430	R$ 100
Weighted average of shares		3,171,194	3,268,067
Basic and diluted earnings per share attributable to shareholders of parent company		R$ 0.45079	R$ 0.03080
Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 701,033	R$ 3,047,045	R$ 1,922,568
Weighted average of shares	1,679,335,290	1,556,626,621	1,282,974,883
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.41745	R$ 1.95747	R$ 1.49852
Class B Preferred Shares [Member] | Continuing Operations 1 [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 701,033	R$ 2,345,340	R$ 1,883,054
Weighted average of shares	1,679,335,290	1,556,626,621	1,282,974,883
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.41745	R$ 1.50668	R$ 1.46773
Class B Preferred Shares [Member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings		R$ 701,705	R$ 39,514
Weighted average of shares		1,556,626,621	1,282,974,883
Basic and diluted earnings per share attributable to shareholders of parent company		R$ 0.45079	R$ 0.03080